UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jon R. Bauer
Title:      Managing Member
Phone:      (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut           May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        36

Form 13F Information Table Value Total:        $191,257
                                             (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                Contrarian Capital Management, L.L.C.
                                                           March 31, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT PRN CALL DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------     -----      -------   ------- --- ---- ----------  -----    ----      ------ ----
ABITIBIBOWATER INC                COM NEW       003687209   8,202     574,387 SH       SOLE        NONE     574,387    0     0
ANNALY CAP MGMT INC                 COM         035710409     756      47,800 SH       SOLE        NONE      47,800    0     0
AVIS BUDGET GROUP                   COM         053774105   1,087      76,785 SH       SOLE        NONE      76,785    0     0
BANK OF AMERICA CORPORATION         COM         060505104  24,957   2,607,886 SH       SOLE        NONE   2,607,886    0     0
BARRICK GOLD CORP                   COM         067901108     435      10,000 SH       SOLE        NONE      10,000    0     0
BEAZER HOMES USA INC                COM         07556Q105     379     116,665 SH       SOLE        NONE     116,665    0     0
BROOKDALE SR LIVING INC             COM         112463104   1,465      78,249 SH       SOLE        NONE      78,249    0     0
CAL DIVE INTL INC DEL               COM         12802T101   1,165     353,056 SH       SOLE        NONE     353,056    0     0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106   2,500      84,475 SH       SOLE        NONE      84,475    0     0
CHARTER COMMUNICATIONS INC D      CL A NEW      16117M305  53,278     839,680 SH       SOLE        NONE     839,680    0     0
CHEMTURA CORP                     COM NEW       163893209   3,177     187,112 SH       SOLE        NONE     187,112    0     0
COSTAMARE INC                       SHS         Y1771G102     739      53,635 SH       SOLE        NONE      53,635    0     0
CVR ENERGY INC                      COM         12662P108     476      17,776 SH       SOLE        NONE      17,776    0     0
DANA HLDG CORP                      COM         235825205     305      19,646 SH       SOLE        NONE      19,646    0     0
DELTA AIR LINES INC DEL           COM NEW       247361702   5,770     581,909 SH       SOLE        NONE     581,909    0     0
ENDEAVOUR INTL CORP               COM NEW       29259G200     823      69,420 SH       SOLE        NONE      69,420    0     0
FAIRPOINT COMMUNICATIONS INC      COM NEW       305560302   1,632     434,100 SH       SOLE        NONE     434,100    0     0
GENERAL MTRS CO                     COM         37045V100   9,138     356,259 SH       SOLE        NONE     356,259    0     0
GRACE W R & CO DEL NEW              COM         38388F108     894      15,460 SH       SOLE        NONE      15,460    0     0
GREAT WOLF RESORTS INC              COM         391523107     882     154,235 SH       SOLE        NONE     154,235    0     0
I D SYSTEMS INC                     COM         449489103     602     100,600 SH       SOLE        NONE     100,600    0     0
LYONDELLBASELL INDUSTRIES N      SHS - A -      N53745100  42,046     963,253 SH       SOLE        NONE     963,253    0     0
MASCO CORP                          COM         574599106     433      32,400 SH       SOLE        NONE      32,400    0     0
METHANEX CORP                       COM         59151K108   2,111      65,104 SH       SOLE        NONE      65,104    0     0
NEW YORK TIMES CO                   CL A        650111107   5,465     804,800 SH       SOLE        NONE     804,800    0     0
NEWS CORP                           CL A        65248E104   1,339      67,938 SH       SOLE        NONE      67,938    0     0
NORDION INC                         COM         65563C105   1,951     200,688 SH       SOLE        NONE     200,688    0     0
PARKER DRILLING CO                  COM         701081101     759     127,175 SH       SOLE        NONE     127,175    0     0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770   2,122     131,325 SH       SOLE        NONE     131,325    0     0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739     235      14,100 SH       SOLE        NONE      14,100    0     0
SANOFI                        RIGHT 12/31/2020  80105N113     394     291,808 SH       SOLE        NONE     291,808    0     0
SHIP FINANCE INTERNATIONAL L        SHS         G81075106     327      21,400 SH       SOLE        NONE      21,400    0     0
SPRINT NEXTEL CORP               COM SER 1      852061100     795     279,000 SH       SOLE        NONE     279,000    0     0
TRANSOCEAN LTD                    REG SHS       H8817H100   1,608      29,400 SH       SOLE        NONE      29,400    0     0
UNITED CONTL HLDGS INC              COM         910047109  12,918     600,818 SH       SOLE        NONE     600,818    0     0
XERIUM TECHNOLOGIES INC           COM NEW       98416J118      94      14,584 SH       SOLE        NONE      14,584    0     0